First-time adoption - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Financial Effect Of Transition From Previous Gaap To IFRSs [Line Items]
Deferred tax liabilities	¥ 1,247,220	¥ 1,198,005	¥ 1,227,292
Previous GAAP [Member]
Financial Effect Of Transition From Previous Gaap To IFRSs [Line Items]
Carrying amount of property plant and equipment for which recognition exemption is used			59,456
Aggregate fair value of property plant and equipment deemed as cost			21,225
Deferred tax liabilities		1,043,169	1,014,851
Capitalised development expenditure [Member]
Financial Effect Of Transition From Previous Gaap To IFRSs [Line Items]
Deferred tax liabilities		¥ 193,271	¥ 188,837